27. SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 2Abstract
Net profit (Loss)	R$ (4,448.1)	R$ (1,125.6)	R$ (372.4)
Dividends calculation base	(4,448.1)	(1,125.6)	(372.4)
Remuneration of shareholders' exceeding the mandatory minimum	0.0	0.0	513.2
Total remuneration of shareholders' in the year, as interest on shareholders' equity and dividends (R$91,443 in 2015)	0.0	0.0	513.2
Withholding income tax on interest on shareholders' equity	0.0	0.0	(77.0)
Remuneration of shareholders', net of withholding income tax	R$ 0.0	R$ 0.0	R$ 436.2
Dividends paid per share	R$ 0	R$ 0	R$ 0.76410
Payment of interest on shareholders' equity, paid in 2016 - gross of withholding income tax of R$76,982	R$ 0.0	R$ 0.0	R$ (513.2)
Paid in the previous period - interest on shareholders' equity of 2015 - gross withholding income tax of R$48,318	0.0	0.0	(473.4)
Paid in the previous period - Dividends	0.0	0.0	(189.7)
Payments maid during in the year	0.0	0.0	(1,176.3)
Total withholding income tax on interest on shareholders' equity	0.0	0.0	(77.0)
Remaining amounts outstanding	1,018.0	1,723.0	2,307.0
Interest on shareholders' equity outstanding	R$ 1,018.0	R$ 1,723.0	R$ 2,307.0